COMPANY OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Company's Principal Operating Subsidiaries and Countries of Incorporation
The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2022 were the following:

Country	Company
Argentina	Sistemas Globales S.A.
Argentina	Decision Support S.A.
Argentina	IAFH Global S.A.
Brazil	Globant Brasil Consultoria LTDA
Chile	Sistemas Globales Chile Asesorías Limitada
Colombia	Sistemas Colombia S.A.S.
India	Globant India Private Limited
Mexico	IAFH Globant IT Mexico S. de R.L. de C.V.
Peru	Globant Peru S.A.C
Spain	Software Product Creation, S.L.
United Kingdom	Globant UK Limited
United States of America	Globant LLC
United States of America	Grupo Assa Corp
United States of America	Globant IT Services
Uruguay	Sistemas Globales Uruguay S.A.